Redeemable Non-Controlling Interests (Tables)	12 Months Ended
Dec. 31, 2023
Redeemable Non-Controlling Interests [Abstract]
Schedule of Movement of Redeemable Non-Controlling Interests	The movement of redeemable non-controlling interests is as follows:
	For the years ended December 31,
	2023	2022	2021

Balance at beginning of the period	$31,228,329	$-	$-
Contribution from redeemable non-controlling interests	-	29,467,667	-
Accretion to redemption value of redeemable non-controlling interests	3,920,454	2,600,738	-
Foreign exchange effect	(605,597)	(840,076)	-
Balance at end of the period	$34,543,186	$31,228,329	$-